AB Bond Fund, Inc.

AB FlexFee International Bond Portfolio

Portfolio of Investments

March 31, 2020 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 40.4%
Australia – 0.7%
Australia Government Bond Series 154 2.75%, 11/21/2029(a)	AUD	459	$334,527

Austria – 3.0%
Republic of Austria Government Bond
0.50%, 02/20/2029(a)	EUR	1,194	1,381,206
0.75%, 10/20/2026(a)		40	46,882

			1,428,088

Belgium – 0.6%
Kingdom of Belgium Government Bond Series 85 0.80%, 06/22/2028(a)		235	277,324

China – 0.6%
China Government Bond Series 1907 3.25%, 06/06/2026	CNY	1,780	259,344

Finland – 1.0%
Finland Government Bond 0.50%, 09/15/2029(a)	EUR	409	474,844

France – 1.7%
French Republic Government Bond OAT 1.25%, 05/25/2034(a)		175	218,326
1.50%, 05/25/2050(a)		89	116,825
1.75%, 06/25/2039(a)		346	470,353

			805,504

Germany – 1.0%
Bundesrepublik Deutschland Bundesanleihe 1.25%, 08/15/2048(a)		300	447,300

Indonesia – 0.5%
Indonesia Treasury Bond Series FR68 8.375%, 03/15/2034	IDR	4,089,000	250,580

Ireland – 0.7%
Ireland Government Bond 1.00%, 05/15/2026(a)	EUR	278	327,276

Italy – 3.9%
Italy Buoni Poliennali Del Tesoro
2.45%, 09/01/2033(a)		315	374,701
3.25%, 09/01/2046(a)		140	180,525
3.35%, 03/01/2035(a)		634	828,606
3.85%, 09/01/2049(a)		81	115,869
4.50%, 05/01/2023		270	333,198

			1,832,899

	Principal Amount (000)		U.S. $ Value

Japan – 14.3%
Japan Government Ten Year Bond Series 357 0.10%, 12/20/2029	JPY	46,800	$439,223
Japan Government Thirty Year Bond
Series 62
0.50%, 03/20/2049		36,550	347,391
Series 63
0.40%, 06/20/2049		56,650	524,110
Series 65
0.40%, 12/20/2049		36,100	334,025
Japan Government Twenty Year Bond
Series 143
1.60%, 03/20/2033		42,450	465,573
Series 144
1.50%, 03/20/2033		34,350	372,689
Series 150
1.40%, 09/20/2034		126,300	1,365,164
Series 159
0.60%, 12/20/2036		28,450	277,446
Series 169
0.30%, 06/20/2039		54,500	505,946
Series 171
0.30%, 12/20/2039		68,800	638,258
Japan Government Two Year Bond Series 388 0.10%, 05/15/2020		154,700	1,439,146

			6,708,971

Malaysia – 0.7%
Malaysia Government Bond
Series 0114
4.181%, 07/15/2024	MYR	127	30,684
Series 0217
4.059%, 09/30/2024		127	30,570
Series 0218
3.757%, 04/20/2023		233	55,302
Series 0310
4.498%, 04/15/2030		796	196,439

			312,995

Mexico – 0.3%
Mexican Bonos Series M 8.00%, 11/07/2047	MXN	3,570	151,242

Netherlands – 2.6%
Netherlands Government Bond 0.25%, 07/15/2029(a)	EUR	265	306,896
0.75%, 07/15/2027(a)		771	921,969

			1,228,865

Russia – 0.8%
Russian Federal Bond - OFZ
Series 6215
7.00%, 08/16/2023	RUB	12,200	157,252

	Principal Amount (000)		U.S. $ Value
Series 6222
7.10%, 10/16/2024	RUB	4,023	$52,289
Series 6227
7.40%, 07/17/2024		12,661	166,524

			376,065

Singapore – 0.2%
Singapore Government Bond 3.375%, 09/01/2033	SGD	90	77,675

Spain – 3.7%
Spain Government Bond 1.95%, 04/30/2026(a)	EUR	438	530,678
2.35%, 07/30/2033(a)		389	506,900
4.20%, 01/31/2037(a)		85	138,943
4.40%, 10/31/2023(a)		430	547,610

			1,724,131

United Kingdom – 4.1%
United Kingdom Gilt 1.50%, 07/22/2047(a)	GBP	14	20,233
1.75%, 09/07/2037-01/22/2049(a)		752	1,137,967
3.25%, 01/22/2044(a)		42	79,176
4.25%, 12/07/2040(a)		91	187,363
4.50%, 12/07/2042(a)		227	496,931

			1,921,670

Total Governments - Treasuries (cost $18,760,768)			18,939,300

CORPORATES - INVESTMENT GRADE – 18.5%
Financial Institutions – 10.0%
Banking – 6.4%
ABN AMRO Bank NV 0.60%, 01/15/2027(a)	EUR	100	99,947
Bank of America Corp.
Series B
8.05%, 06/15/2027	U.S.$	152	181,899
Series DD
6.30%, 03/10/2026(b)		29	30,522
Series Z
6.50%, 10/23/2024(b)		49	51,788
Bank of Scotland PLC 9.375%, 05/15/2021(a)	GBP	90	118,458
Barclays PLC 2.375%, 10/06/2023(a)		100	120,475
2.625%, 11/11/2025(a)	EUR	100	107,090
BNP Paribas SA 3.375%, 01/23/2026(a)	GBP	170	214,255
CaixaBank SA 0.625%, 10/01/2024(a)	EUR	100	100,943
Capital One Financial Corp. 1.65%, 06/12/2029		145	135,237

	Principal Amount (000)			U.S. $ Value

Commonwealth Bank of Australia 4.50%, 12/09/2025(a)	U.S.$		230	$235,121
Cooperatieve Rabobank UA 4.625%, 05/23/2029(a)		GBP	100	130,155
Credit Agricole SA 3.00%, 02/02/2025		EUR	135	149,315
Credit Suisse Group AG 2.125%, 09/12/2025(a)		GBP	100	117,516
Credit Suisse Group Funding Guernsey Ltd. 2.75%, 08/08/2025(a)			100	120,885
Goldman Sachs Group, Inc. (The) 4.25%, 01/29/2026(a)			100	128,167
HSBC Bank Capital Funding Sterling 2 LP 5.862%, 04/07/2020(b)			91	112,953
HSBC Holdings PLC Series E 4.75%, 07/04/2029(a)(b)		EUR	230	218,397
ING Groep NV 3.00%, 02/18/2026(a)		GBP	100	121,248
JPMorgan Chase & Co.
Series FF 5.00%, 08/01/2024(b)		U.S.$	85	79,138
Series HH 4.60%, 02/01/2025(b)			1	880
Morgan Stanley 1.875%, 03/30/2023		EUR	100	110,293
Series G 1.75%, 03/11/2024			100	109,860
UBS Group AG 7.125%, 08/10/2021(a)(b)		U.S.$	200	195,609

				2,990,151

Finance – 0.0%
Synchrony Financial 3.95%, 12/01/2027			20	18,236

Insurance – 2.6%
Aon PLC 2.875%, 05/14/2026		EUR	100	115,068
ASR Nederland NV 5.125%, 09/29/2045(a)			110	126,747
Assicurazioni Generali SpA Series E 5.50%, 10/27/2047(a)			112	134,393
Caisse Nationale de Reassurance Mutuelle Agricole Groupama 6.00%, 01/23/2027			100	120,047
Chubb INA Holdings, Inc.
0.30%, 12/15/2024			100	102,796
0.875%, 06/15/2027			125	127,253
CNP Assurances 4.25%, 06/05/2045(a)			100	114,347
Credit Agricole Assurances SA 4.25%, 01/13/2025(a)(b)			100	111,537

	Principal Amount (000)			U.S. $ Value

MetLife Capital Trust IV 7.875%, 12/15/2037(a)	U.S.$		100	$113,160
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039(a)			45	70,702
Voya Financial, Inc. 5.65%, 05/15/2053			70	62,754

				1,198,804

REITS – 1.0%
CyrusOne LP/CyrusOne Finance Corp. 1.45%, 01/22/2027		EUR	110	106,132
Digital Euro Finco LLC 2.50%, 01/16/2026(a)			120	133,457
Prologis Euro Finance LLC 0.375%, 02/06/2028			135	134,683
WPC Eurobond BV 2.125%, 04/15/2027			110	117,221

				491,493

				4,698,684

Industrial – 7.5%
Basic – 1.1%
Anglo American Capital PLC 1.625%, 09/18/2025(a)			105	102,788
Glencore Finance Europe Ltd.
1.875%, 09/13/2023(a)			100	103,195
3.125%, 03/26/2026(a)		GBP	100	109,781
Glencore Funding LLC 4.625%, 04/29/2024(a)		U.S.$	10	9,405
Inversiones CMPC SA 3.85%, 01/13/2030(a)			200	178,000

				503,169

Capital Goods – 0.2%
General Electric Co. 0.875%, 05/17/2025		EUR	110	110,093

Communications - Media – 0.6%
Comcast Corp. 0.75%, 02/20/2032			111	110,104
Prosus NV 3.68%, 01/21/2030(a)		U.S.$	200	181,600

				291,704

Communications - Telecommunications – 0.6%
AT&T, Inc. 5.50%, 03/15/2027(a)		GBP	100	147,119
Series B 2.875%, 03/02/2025(b)		EUR	100	99,037
Bell Canada, Inc. Series M-26 3.35%, 03/22/2023		CAD	45	32,492

				278,648

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Automotive – 0.4%
Harley-Davidson Financial Services, Inc. 0.90%, 11/19/2024(a)	EUR	130	$133,478
Volkswagen Leasing GmbH 2.625%, 01/15/2024(a)		55	61,263

			194,741

Consumer Cyclical - Entertainment – 0.1%
Carnival PLC 1.00%, 10/28/2029		110	61,860

Consumer Non-Cyclical – 2.7%
Altria Group, Inc. 2.20%, 06/15/2027		140	149,773
Anheuser-Busch InBev Worldwide, Inc. 5.55%, 01/23/2049	U.S.$	60	70,427
BAT International Finance PLC 1.25%, 03/13/2027(a)	EUR	110	112,793
Baxter International, Inc. 0.40%, 05/15/2024		130	138,748
DH Europe Finance II SARL 0.45%, 03/18/2028		175	172,868
Kraft Heinz Foods Co. 2.25%, 05/25/2028(a)		105	99,071
Medtronic Global Holdings SCA 1.125%, 03/07/2027		125	135,536
Takeda Pharmaceutical Co., Ltd. 1.125%, 11/21/2022(a)		100	110,096
Unilever PLC 1.50%, 07/22/2026(a)	GBP	100	120,082
Wm Morrison Supermarkets PLC 3.50%, 07/27/2026(a)		100	129,517
Zimmer Biomet Holdings, Inc. 3.05%, 01/15/2026	U.S.$	27	26,497

			1,265,408

Energy – 1.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. 4.08%, 12/15/2047		75	66,336
BG Energy Capital PLC 5.125%, 12/01/2025(a)	GBP	75	105,004
Boardwalk Pipelines LP 4.80%, 05/03/2029	U.S.$	70	53,415
Energy Transfer Operating LP
3.75%, 05/15/2030		82	63,744
5.50%, 06/01/2027		63	55,190
Hess Corp. 4.30%, 04/01/2027		150	108,696
Husky Energy, Inc. 4.40%, 04/15/2029		120	83,336

	Principal Amount (000)			U.S. $ Value
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	U.S.$		26	$18,410
3.60%, 11/01/2024			9	7,448

				561,579

Services – 0.0%
eBay, Inc. 3.60%, 06/05/2027			1	1,012

Technology – 0.6%
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.875%, 01/15/2027			10	9,552
Dell International LLC/EMC Corp. 6.02%, 06/15/2026(a)			45	46,560
Fidelity National Information Services, Inc. 1.50%, 05/21/2027		EUR	105	112,527
Seagate HDD Cayman 4.75%, 01/01/2025		U.S.$	5	4,933
4.875%, 03/01/2024			80	79,909

				253,481

				3,521,695

Utility – 1.0%
Electric – 0.5%
Enel Finance International NV 5.75%, 09/14/2040(a)		GBP	65	105,186
SSE PLC 0.875%, 09/06/2025(a)		EUR	105	115,299

				220,485

Natural Gas – 0.2%
Centrica PLC 7.00%, 09/19/2033(a)		GBP	60	104,011

Other Utility – 0.3%
Severn Trent Utilities Finance PLC 3.625%, 01/16/2026(a)			100	133,754

				458,250

Total Corporates - Investment Grade (cost $9,718,776)				8,678,629

QUASI-SOVEREIGNS – 8.7%
Quasi-Sovereign Bonds – 8.7%
China – 7.7%
China Development Bank
Series 1805 4.88%, 02/09/2028		CNY	5,050	795,615
Series 1903 3.30%, 02/01/2024			400	57,635
Series 1904 3.68%, 02/26/2026			19,130	2,769,529

				3,622,779

	Principal Amount (000)		U.S. $ Value

Indonesia – 0.4%
Perusahaan Listrik Negara PT 4.125%, 05/15/2027(a)	U.S.$	200	$194,859

Mexico – 0.2%
Petroleos Mexicanos 5.95%, 01/28/2031(a)		39	26,910
6.84%, 01/23/2030(a)		46	33,282
7.69%, 01/23/2050(a)		65	44,200

			104,392

South Korea – 0.4%
Export-Import Bank of Korea 3.70%, 02/19/2021(a)	AUD	270	169,450

Total Quasi-Sovereigns (cost $4,103,227)			4,091,480

GOVERNMENTS - SOVEREIGN AGENCIES – 4.9%
Canada – 4.9%
Canada Housing Trust No. 1 1.95%, 12/15/2025(a)	CAD	980	728,289
2.65%, 03/15/2022(a)		380	280,428
1.80%, 12/15/2024(a)		1,775	1,304,164

Total Governments - Sovereign Agencies (cost $2,394,830)			2,312,881

COVERED BONDS – 4.6%
Australia & New Zealand Banking Group Ltd. 3.625%, 07/18/2022(a)	EUR	100	119,829
Credit Suisse AG/Guernsey 0.75%, 09/17/2021(a)		160	178,954
Danske Bank A/S 0.125%, 02/14/2022(a)		160	177,537
DNB Boligkreditt AS 2.75%, 03/21/2022(a)		145	169,257
National Bank of Canada 1.50%, 03/25/2021(a)		100	112,058
Nationwide Building Society 4.375%, 02/28/2022(a)		250	299,552
Nordea Hypotek AB Series 5534 1.00%, 09/18/2024(a)	SEK	2,200	227,942
Santander UK PLC 4.25%, 04/12/2021(a)	EUR	250	288,075
Stadshypotek AB 0.625%, 11/10/2021(a)		260	290,895
Swedbank Hypotek AB Series 194 1.00%, 09/18/2024(a)	SEK	900	93,249
Turkiye Vakiflar Bankasi TAO 2.375%, 05/04/2021(a)	EUR	100	106,214

	Principal Amount (000)		U.S. $ Value
UBS AG/London 4.00%, 04/08/2022(a)	U.S.$	75	$89,710

Total Covered Bonds (cost $2,240,361)			2,153,272

LOCAL GOVERNMENTS - PROVINCIAL BONDS – 3.8%
Canada – 3.8%
Province of British Columbia Canada Series T 9.00%, 08/23/2024	CAD	672	631,304
Province of Manitoba Canada 3.85%, 12/01/2021		345	257,206
Province of Ontario Canada
3.15%, 06/02/2022		316	234,957
3.50%, 06/02/2024		430	331,563
Province of Quebec Canada 3.75%, 09/01/2024		425	332,178

Total Local Governments - Provincial Bonds (cost $1,840,642)			1,787,208

CORPORATES - NON-INVESTMENT GRADE – 3.7%
Industrial – 2.9%
Basic – 0.7%
OCI NV 5.00%, 04/15/2023(a)	EUR	100	103,708
Smurfit Kappa Acquisitions ULC 2.875%, 01/15/2026(a)		100	108,149
Wepa Hygieneprodukte Gmbh 2.875%, 12/15/2027(a)		100	100,743

			312,600

Capital Goods – 0.7%
Colfax Corp. 3.25%, 05/15/2025(a)		100	83,628
Crown European Holdings SA 2.625%, 09/30/2024(a)		100	104,206
Silgan Holdings, Inc. 2.25%, 06/01/2028(a)		100	98,041
TransDigm, Inc. 6.25%, 03/15/2026(a)	U.S.$	59	58,792

			344,667

Consumer Cyclical - Automotive – 0.3%
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 4.375%, 05/15/2026(a)	EUR	100	91,541
Tenneco, Inc. 5.00%, 07/15/2024(a)		100	73,492

			165,033

Consumer Non-Cyclical – 0.5%
Grifols SA 1.625%, 02/15/2025 (a)		110	116,103

	Principal Amount (000)		U.S. $ Value

Leisureworld Senior Care LP Series B 3.474%, 02/03/2021	CAD	150	$108,028

			224,131

Energy – 0.1%
Western Midstream Operating LP 4.05%, 02/01/2030	U.S.$	75	32,857

Other Industrial – 0.2%
Rexel SA 2.625%, 06/15/2024(a)	EUR	100	97,911

Services – 0.4%
Arena Luxembourg Finance Sarl 1.875%, 02/01/2028(a)		100	93,950
Q-Park Holding I BV 2.00%, 03/01/2027(a)		100	94,290

			188,240

			1,365,439

Financial Institutions – 0.8%
Banking – 0.5%
Banco Bilbao Vizcaya Argentaria SA 5.875%, 09/24/2023(a)(b)		200	186,763
Citigroup, Inc. Series V 4.70%, 01/30/2025(b)	U.S.$	5	4,235
Goldman Sachs Group, Inc. (The)
Series O 5.30%, 11/10/2026(b)		6	5,759
Series P 5.00%, 11/10/2022(b)		20	17,073

			213,830

Finance – 0.2%
Lincoln Financing SARL 3.625%, 04/01/2024(a)	EUR	100	91,067

REITS – 0.1%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.75%, 02/01/2027	U.S.$	69	62,043

			366,940

Total Corporates - Non-Investment Grade (cost $2,079,300)			1,732,379

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 2.8%
Risk Share Floating Rate – 2.8%
Bellemeade Re Ltd.
Series 2018-2A, Class M1B 2.297% (LIBOR 1 Month + 1.35%), 08/25/2028(a)(c)	U.S.$	126	$117,408
Series 2019-1A, Class M1B 2.697% (LIBOR 1 Month + 1.75%), 03/25/2029(a)(c)		150	132,168
Series 2019-2A, Class M2 4.047% (LIBOR 1 Month + 3.10%), 04/25/2029(a)(c)		150	120,903
Connecticut Avenue Securities Trust
Series 2019-R05, Class 1M2 2.947% (LIBOR 1 Month + 2.00%), 07/25/2039(a)(c)		53	45,051
Series 2019-R06, Class 2M2 3.047% (LIBOR 1 Month + 2.10%), 09/25/2039(a)(c)		70	54,477
Series 2019-R07, Class 1M2 3.047% (LIBOR 1 Month + 2.10%), 10/25/2039(a)(c)		40	32,229
Eagle RE Ltd. Series 2018-1, Class M1 2.647% (LIBOR 1 Month + 1.70%), 11/25/2028(a)(c)		82	81,929
Federal Home Loan Mortgage Corp.
Series 2019-DNA3, Class M2 2.997% (LIBOR 1 Month + 2.05%), 07/25/2049(a)(c)		20	16,154
Series 2019-DNA4, Class M2 2.897% (LIBOR 1 Month + 1.95%), 10/25/2049(a)(c)		35	26,272
Series 2019-HQA1, Class M2 3.297% (LIBOR 1 Month + 2.35%), 02/25/2049(a)(c)		37	30,744
Series 2020-HQA2, Class M2 3.911% (LIBOR 1 Month + 3.10%), 03/25/2050(a)(c)		29	18,417
Federal National Mortgage Association Connecticut Avenue Securities
Series 2015-C02, Class 1M2 4.947% (LIBOR 1 Month + 4.00%), 05/25/2025(c)		157	145,577
Series 2015-C02, Class 2M2 4.947% (LIBOR 1 Month + 4.00%), 05/25/2025(c)		40	37,809
Series 2015-C04, Class 2M2 6.497% (LIBOR 1 Month + 5.55%), 04/25/2028(c)		177	163,995
Series 2017-C01, Class 1M2 4.497% (LIBOR 1 Month + 3.55%), 07/25/2029(c)		21	19,368
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 3.613% (LIBOR 1 Month + 2.00%), 03/27/2024(a)(c)		142	136,761
STACR Trust Series 2018-DNA3, Class M2 3.047% (LIBOR 1 Month + 2.10%), 09/25/2048(a)(c)		150	123,334

Total Collateralized Mortgage Obligations (cost $1,450,668)			1,302,596

	Principal Amount (000)		U.S. $ Value

INFLATION-LINKED SECURITIES – 1.7%
Japan – 1.7%
Japanese Government CPI Linked Bond
Series 20 0.10%, 03/10/2025	JPY	7,242	$67,277
Series 21 0.10%, 03/10/2026		75,208	699,799
Series 23 0.10%, 03/10/2028		4,558	42,370

Total Inflation-Linked Securities (cost $793,911)			809,446

SUPRANATIONALS – 1.1%
Supranational – 1.1%
European Investment Bank
1.25%, 05/12/2025(a)	SEK	4,130	433,162
4.75%, 08/07/2024(a)	AUD	119	84,567

Total Supranationals (cost $555,774)			517,729

LOCAL GOVERNMENTS - REGIONAL BONDS – 0.9%
Sweden – 0.9%
Kommuninvest I Sverige AB Series 2410 1.00%, 10/02/2024(a) (cost $466,180)	SEK	4,220	439,995

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.8%
Non-Agency Floating Rate CMBS – 0.6%
BFLD Series 2019-DPLO, Class D 2.545% (LIBOR 1 Month + 1.84%), 10/15/2034(a)(c)	U.S.$	28	21,009
GS Mortgage Securities Corp. Trust Series 2019-BOCA, Class A 1.905% (LIBOR 1 Month + 1.20%), 06/15/2038(a)(c)		165	148,484
Invitation Homes Trust Series 2018-SFR4, Class E 2.75% (LIBOR 1 Month + 1.95%), 01/17/2038(c)(d)		115	94,874

			264,367

Non-Agency Fixed Rate CMBS – 0.2%
Commercial Mortgage Trust Series 2012-CR5, Class E 4.318%, 12/10/2045(a)		100	83,495

	Principal Amount (000)		U.S. $ Value
GS Mortgage Securities Trust Series 2013-GC12, Class C 4.179%, 06/10/2046	U.S.$	20	$17,963

			101,458

Total Commercial Mortgage-Backed Securities (cost $424,824)			365,825

EMERGING MARKETS - SOVEREIGNS – 0.6%
Dominican Republic – 0.2%
Dominican Republic International Bond 5.95%, 01/25/2027(a)		110	102,988

Nigeria – 0.2%
Nigeria Government International Bond 5.625%, 06/27/2022		95	81,700

Senegal – 0.2%
Senegal Government International Bond 4.75%, 03/13/2028(a)	EUR	100	99,640

Total Emerging Markets - Sovereigns (cost $332,414)			284,328

EMERGING MARKETS - CORPORATE BONDS – 0.4%
Industrial – 0.4%
Consumer Non-Cyclical – 0.4%
BRF GmbH 4.35%, 09/29/2026(a)	U.S.$	200	171,905

Utility – 0.0%
Electric – 0.0%
Terraform Global Operating LLC 6.125%, 03/01/2026(a)		18	17,686

Total Emerging Markets - Corporate Bonds (cost $225,946)			189,591

GOVERNMENTS - SOVEREIGN BONDS – 0.3%
Indonesia – 0.3%
Indonesia Government International Bond 3.375%, 07/30/2025(a) (cost $125,979)	EUR	100	112,082

BANK LOANS – 0.2%
Industrial – 0.2%
Consumer Non-Cyclical – 0.1%
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 4.739% (LIBOR 3 Month + 0.05%), 11/16/2025(e)	U.S.$	44	40,494

Technology – 0.1%
athenahealth, Inc. 5.284% (LIBOR 3 Month + 0.05%), 02/11/2026(e)(f)		66	61,520

Total Bank Loans (cost $108,612)			102,014

	Principal Amount (000)		U.S. $ Value

ASSET-BACKED SECURITIES – 0.2%
Other ABS - Fixed Rate – 0.2%
SoFi Consumer Loan Program Trust Series 2018-1, Class B 3.65%, 02/25/2027(a) (cost $115,000)	U.S.$	115	$96,357

	Notional Amount

OPTIONS PURCHASED - PUTS – 0.0%
Options on Forward Contracts – 0.0%
CNH/USD Expiration: Jun 2020; Contracts: 8,803,800; Exercise Price: CNH 7.30; Counterparty: Bank of America, NA(g)	CNH	8,803,800	4,919
CNH/USD Expiration: Jun 2020; Contracts: 3,241,200; Exercise Price: CNH 7.30; Counterparty: Morgan Stanley Capital Services LLC(g)		3,241,200	1,811
CNH/USD Expiration: Jun 2020; Contracts: 2,774,000; Exercise Price: CNH 7.30; Counterparty: Morgan Stanley Capital Services LLC(g)		2,774,000	1,550
CNH/USD Expiration: Jun 2020; Contracts: 2,774,000; Exercise Price: CNH 7.30; Counterparty: Morgan Stanley Capital Services LLC(g)		2,774,000	1,550

Total Options Purchased - Puts (premiums paid $16,995)			9,830

	Shares

SHORT-TERM INVESTMENTS – 3.6%
Investment Companies – 2.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.53%(h) (i) (j) (cost $987,268)		987,268	987,268

	Principal Amount (000)

Governments - Treasuries – 1.5%
Japan – 1.5%
Japan Treasury Discount Bill Series 897 Zero Coupon, 06/29/2020 (cost $709,938)	JPY	76,700	713,736

U.S. $ Value

Total Short-Term Investments (cost $1,697,206)	$1,701,004

Total Investments – 97.2% (cost $47,451,413)(k)	45,625,946
Other assets less liabilities – 2.8%	1,316,634

Net Assets – 100.0%	$46,942,580

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	4	June 2020	$370,563	$11,517
10 Yr Canadian Bond Futures	4	June 2020	418,219	15,803
10 Yr Mini Japan Government Bond Futures	5	June 2020	709,835	(8,928)
3 Yr Australian Bond Futures	13	June 2020	936,439	2,471
Euro Buxl 30 Yr Bond Futures	2	June 2020	462,997	(18,948)
Euro-BOBL Futures	14	June 2020	2,087,723	(11,823)
Euro-OAT Futures	3	June 2020	553,248	(13,014)
Euro-Schatz Futures	24	June 2020	2,969,624	(4,814)
Euro BTP Futures	3	June 2020	467,883	(16,742)
Japan 10 Yr Bond (OSE) Futures	1	June 2020	1,418,926	(19,066)
U.S. Long Bond (CBT) Futures	2	June 2020	358,125	5,125
U.S. T-Note 2 Yr (CBT) Futures	8	June 2020	1,763,063	2,141
U.S. T-Note 10 Yr (CBT) Futures	5	June 2020	693,438	31,000
U.S. Ultra Bond (CBT) Futures	7	June 2020	1,553,125	98,047
Sold Contracts
Euro-Bund Futures	4	June 2020	761,045	20,801
U.S. 10 Yr Ultra Bond Futures	12	June 2020	1,872,375	(120,563)
U.S. T-Note 5 Yr (CBT) Futures	10	June 2020	1,253,594	(38,125)

				$(65,118)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CAD	7,134	USD	4,970	05/22/2020	$(102,322)
Barclays Bank PLC	CNH	5,665	USD	795	04/16/2020	(3,557)
Barclays Bank PLC	USD	214	INR	15,349	04/23/2020	(12,294)
Barclays Bank PLC	IDR	9,467,111	USD	686	05/05/2020	107,723
Barclays Bank PLC	USD	147	CLP	122,810	05/13/2020	(3,320)
Barclays Bank PLC	USD	247	KRW	292,568	05/14/2020	(6,322)
Barclays Bank PLC	TWD	9,135	USD	307	05/21/2020	2,555
BNP Paribas SA	JPY	120,788	USD	1,105	04/09/2020	(18,802)
BNP Paribas SA	CNH	3,477	USD	491	04/16/2020	450
BNP Paribas SA	CNH	1,006	USD	141	04/16/2020	(354)
BNP Paribas SA	USD	1,844	CNH	12,893	04/16/2020	(26,558)
BNP Paribas SA	KRW	356,158	USD	301	05/14/2020	8,291
Brown Brothers Harriman & Co.	EUR	1,849	USD	2,051	04/08/2020	11,344
Brown Brothers Harriman & Co.	EUR	1,722	USD	1,876	04/08/2020	(24,079)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	USD	1,954	EUR	1,787	04/08/2020	$16,900
Brown Brothers Harriman & Co.	USD	1,862	EUR	1,661	04/08/2020	(29,250)
Brown Brothers Harriman & Co.	USD	101	ZAR	1,478	04/08/2020	(18,937)
Brown Brothers Harriman & Co.	ZAR	3,395	USD	213	04/08/2020	23,419
Brown Brothers Harriman & Co.	JPY	78,348	USD	715	04/09/2020	(13,825)
Brown Brothers Harriman & Co.	USD	1,126	JPY	122,542	04/09/2020	13,877
Brown Brothers Harriman & Co.	USD	320	JPY	33,223	04/09/2020	(11,054)
Brown Brothers Harriman & Co.	CNH	1,866	USD	267	04/16/2020	4,148
Brown Brothers Harriman & Co.	USD	89	MXN	2,243	04/23/2020	4,869
Brown Brothers Harriman & Co.	USD	247	MXN	5,268	04/23/2020	(25,415)
Brown Brothers Harriman & Co.	NOK	2,782	USD	291	05/14/2020	23,683
Brown Brothers Harriman & Co.	SEK	4,118	USD	415	05/14/2020	(1,665)
Brown Brothers Harriman & Co.	USD	267	NOK	2,783	05/14/2020	1,015
Brown Brothers Harriman & Co.	GBP	351	USD	424	05/15/2020	(12,283)
Brown Brothers Harriman & Co.	USD	418	GBP	351	05/15/2020	18,154
Brown Brothers Harriman & Co.	USD	215	GBP	166	05/15/2020	(8,382)
Brown Brothers Harriman & Co.	SGD	248	USD	174	05/21/2020	(932)
Brown Brothers Harriman & Co.	NZD	777	USD	463	06/04/2020	(1,013)
Brown Brothers Harriman & Co.	AUD	536	USD	330	06/11/2020	(377)
Citibank, NA	BRL	3,978	USD	830	04/02/2020	64,598
Citibank, NA	BRL	1,153	USD	222	04/02/2020	(111)
Citibank, NA	USD	765	BRL	3,978	04/02/2020	383
Citibank, NA	USD	253	BRL	1,153	04/02/2020	(31,485)
Citibank, NA	EUR	289	USD	315	04/08/2020	(3,564)
Citibank, NA	USD	194	INR	13,963	04/23/2020	(10,453)
Citibank, NA	USD	356	BRL	1,850	05/05/2020	(750)
Citibank, NA	CLP	123,053	USD	147	05/13/2020	3,381
Citibank, NA	USD	299	KRW	355,061	05/14/2020	(7,013)
Citibank, NA	RUB	23,096	USD	312	05/20/2020	18,061
Citibank, NA	USD	245	RUB	19,419	05/20/2020	2,248
Citibank, NA	USD	111	RUB	8,086	05/20/2020	(8,209)
Citibank, NA	AUD	1,152	USD	684	06/11/2020	(24,276)
Credit Suisse International	USD	133	ZAR	2,371	04/08/2020	(1,001)
Credit Suisse International	USD	228	JPY	25,002	04/09/2020	4,110
Credit Suisse International	CNH	2,298	USD	329	04/16/2020	4,703
Credit Suisse International	USD	641	MXN	12,772	04/23/2020	(104,725)
Credit Suisse International	USD	234	PLN	990	05/20/2020	5,568
Credit Suisse International	USD	236	PLN	969	05/20/2020	(1,317)
Credit Suisse International	USD	389	CAD	546	05/22/2020	(384)
Credit Suisse International	USD	467	CHF	452	05/29/2020	4,386
Credit Suisse International	USD	232	CHF	222	05/29/2020	(339)
Deutsche Bank AG	BRL	2,824	USD	543	04/02/2020	(271)
Deutsche Bank AG	USD	566	BRL	2,824	04/02/2020	(22,167)
Deutsche Bank AG	JPY	76,734	USD	711	04/09/2020	(2,353)
Deutsche Bank AG	BRL	2,824	USD	565	05/05/2020	22,434
Goldman Sachs Bank USA	USD	725	EUR	662	04/08/2020	5,077
Goldman Sachs Bank USA	USD	761	EUR	665	04/08/2020	(26,911)
Goldman Sachs Bank USA	USD	365	JPY	37,683	04/09/2020	(14,039)
Goldman Sachs Bank USA	CNH	26,801	USD	3,836	04/16/2020	57,891
Goldman Sachs Bank USA	MXN	32,095	USD	1,630	04/23/2020	281,389

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	SEK	12,048	USD	1,274	05/14/2020	$55,038
Goldman Sachs Bank USA	MYR	4,233	USD	1,031	08/13/2020	51,375
Goldman Sachs Bank USA	USD	279	MYR	1,156	08/13/2020	(11,417)
JPMorgan Chase Bank, NA	JPY	674,362	USD	6,203	04/09/2020	(70,167)
JPMorgan Chase Bank, NA	IDR	3,472,799	USD	234	05/05/2020	21,583
JPMorgan Chase Bank, NA	GBP	3,726	USD	4,792	05/15/2020	160,045
JPMorgan Chase Bank, NA	TWD	23,703	USD	797	05/21/2020	6,892
JPMorgan Chase Bank, NA	USD	447	TWD	13,474	05/21/2020	1,897
JPMorgan Chase Bank, NA	USD	278	TWD	8,289	05/21/2020	(1,860)
Morgan Stanley & Co. LLC	USD	220	ZAR	3,387	04/08/2020	(30,765)
Morgan Stanley & Co. LLC	ZAR	3,845	USD	244	04/08/2020	29,041
Morgan Stanley & Co. LLC	JPY	82,204	USD	755	04/09/2020	(9,873)
Morgan Stanley & Co. LLC	USD	83	CNH	582	04/16/2020	(732)
Morgan Stanley & Co. LLC	RUB	22,583	USD	328	05/20/2020	40,721
Morgan Stanley & Co. LLC	USD	397	MYR	1,644	08/13/2020	(16,310)
Royal Bank of Scotland PLC	PLN	1,959	USD	472	05/20/2020	(959)
Standard Chartered Bank	INR	78,395	USD	1,078	04/23/2020	48,852
Standard Chartered Bank	USD	513	INR	38,107	04/23/2020	(12,803)
Standard Chartered Bank	USD	819	IDR	11,759,342	05/05/2020	(101,147)
Standard Chartered Bank	KRW	711,204	USD	601	05/14/2020	16,809
Standard Chartered Bank	KRW	404,374	USD	322	05/14/2020	(9,881)
Standard Chartered Bank	USD	446	KRW	537,194	05/14/2020	(4,759)
Standard Chartered Bank	CNY	1,325	USD	188	05/21/2020	1,231
Standard Chartered Bank	USD	267	TWD	8,054	05/21/2020	1,842
UBS AG	EUR	16,903	USD	18,906	04/08/2020	260,763

						$555,964

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
iTraxx Australia Series 32, 5 Year Index, 12/20/2024*	(1.00)%	Quarterly	1.28%	USD	2,250	$16,260	$(34,562)	$50,822
Sale Contracts
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	6.37	USD	225	(11,474)	11,722	(23,196)
CDX-NAIG Series 34, 5 Year Index, 06/20/2025*	1.00	Quarterly	1.09	USD	1,980	(7,904)	(247)	(7,657)

						$(3,118)	$(23,087)	$19,969

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CAD	2,670	01/14/2025	3 Month CDOR	1.950%	Semi-Annual/ Semi-Annual	$89,065	$—	$89,065
GBP	130	12/27/2047	1.419%	6 Month LIBOR	Semi-Annual/ Semi-Annual	(34,670)	—	(34,670)
USD	890	09/10/2048	2.980%	3 Month LIBOR	Semi-Annual/ Quarterly	(486,963)	—	(486,963)
CAD	570	01/14/2050	1.950%	3 Month CDOR	Semi-Annual/ Semi-Annual	(74,760)	—	(74,760)

						$(507,328)	$—	$(507,328)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency		Implied Credit Spread at March 31, 2020	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00%	Monthly	6.85%	USD	100	$(10,501)	$(3,857)	$(6,644)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	6.85	USD	360	(37,804)	(17,804)	(20,000)
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	6.85	USD	470	(49,355)	(22,225)	(27,130)
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	6.85	USD	3	(315)	(55)	(260)

						$(97,975)	$(43,941)	$(54,034)

*	Termination date

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the aggregate market value of these securities amounted to $24,694,296 or 52.6% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at March 31, 2020.
(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.20% of net assets as of March 31, 2020, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Invitation Homes Trust Series 2018-SFR4, Class E 2.75%, 01/17/2038	10/26/2018	$115,000	$94,874	0.20%

(e)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at March 31, 2020.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Non-income producing security.
(h)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(i)	The rate shown represents the 7-day yield as of period end.
(j)	Affiliated investments.
(k)

As of March 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,332,157 and gross unrealized depreciation of investments was $(4,208,171), resulting in net unrealized depreciation of $(1,876,014).

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

CNY – Chinese Yuan Renminbi

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

BOBL – Bundesobligationen

BTP – Buoni del Tesoro Poliennali

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

CPI – Consumer Price Index

LIBOR – London Interbank Offered Rates

OAT – Obligations Assimilables du Trésor

OSE – Osaka Securities Exchange

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

March 31, 2020 (unaudited)

16.7%	Japan
14.2%	United States
9.7%	Canada
8.9%	China
8.8%	United Kingdom
4.9%	Spain
4.6%	Italy
4.4%	Netherlands
3.5%	France
3.1%	Austria
2.3%	Sweden
2.0%	Switzerland
1.5%	Australia
11.7%	Other
3.7%	Short-Term

100.0%	Total Investments

1

All data are as of March 31, 2020. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.3% or less in the following: Belgium, Brazil, Chile, Denmark, Dominican Republic, Finland, Germany, Indonesia, Ireland, Malaysia, Mexico, Nigeria, Norway, Russia, Senegal, Singapore, South Africa, South Korea, Supranational and Turkey.

AB FlexFee International Bond Portfolio

March 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2020:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$-0-	$18,939,300	$-0-	$18,939,300
Corporates - Investment Grade	-0-	8,678,629	-0-	8,678,629
Quasi-Sovereigns	-0-	4,091,480	-0-	4,091,480
Governments - Sovereign Agencies	-0-	2,312,881	-0-	2,312,881
Covered Bonds	-0-	2,153,272	-0-	2,153,272
Local Governments - Provincial Bonds	-0-	1,787,208	-0-	1,787,208
Corporates - Non-Investment Grade	-0-	1,732,379	-0-	1,732,379
Collateralized Mortgage Obligations	-0-	1,302,596	-0-	1,302,596
Inflation-Linked Securities	-0-	809,446	-0-	809,446
Supranationals	-0-	517,729	-0-	517,729
Local Governments - Regional Bonds	-0-	439,995	-0-	439,995
Commercial Mortgage-Backed Securities	-0-	365,825	-0-	365,825
Emerging Markets - Sovereigns	-0-	284,328	-0-	284,328
Emerging Markets - Corporate Bonds	-0-	189,591	-0-	189,591
Governments - Sovereign Bonds	-0-	112,082	-0-	112,082
Bank Loans	-0-	40,494	61,520	102,014
Asset-Backed Securities	-0-	96,357	-0-	96,357
Options Purchased - Puts	-0-	9,830	-0-	9,830
Short-Term Investments:
Investment Companies	987,268	-0-	-0-	987,268
Governments - Treasuries	-0-	713,736	-0-	713,736

Total Investments in Securities	987,268	44,577,158	61,520	45,625,946

Other Financial Instruments*:
Assets
Futures	186,905	-0-	-0-	186,905
Forward Currency Exchange Contracts	-0-	1,406,746	-0-	1,406,746
Centrally Cleared Credit Default Swaps	-0-	16,260	-0-	16,260
Centrally Cleared Interest Rate Swaps	-0-	89,065	-0-	89,065
Liabilities
Futures	(252,023)	-0-	-0-	(252,023)
Forward Currency Exchange Contracts	-0-	(850,782)	-0-	(850,782)
Centrally Cleared Credit Default Swaps	-0-	(19,378)	-0-	(19,378)
Centrally Cleared Interest Rate Swaps	-0-	(596,393)	-0-	(596,393)
Credit Default Swaps	-0-	(97,975)	-0-	(97,975)

Total	$922,150	$44,524,701	$61,520	$45,508,371

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended March 31, 2020 is as follows:

Fund	Market Value 12/31/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/20 (000)	Dividend Income (000)
Government Money Market Portfolio	$521	$5,882	$5,416	$987	$1